Secured Term Loan Facilities and Revolving Credit Facilities - August 2021 Amendment and Restatement Agreement (Details) $ in Thousands				6 Months Ended
	Jun. 15, 2026 USD ($)	Jun. 01, 2026 USD ($) tranche	Aug. 02, 2021 USD ($) tranche	Jun. 30, 2026 USD ($) vessel	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Repayment of lines of credit				$ 99,152	$ 239,349
Line of Credit | Senior Term Loan Facility | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Debt term			6 years
Maximum borrowing capacity			$ 67,000
Repayment of lines of credit	$ 8,000	$ 21,100
Debt instrument, number of tranches paid | tranche		3
Debt instrument, number of tranches | tranche			4
Number of vessels released | vessel				4